Consolidated Income Statement (Parenthetical) - Ordinary shares [member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Basic earnings per share from continuing operations	$ 1.44	$ 1.83	$ 3.61
Diluted earnings per share from continuing operations	1.44	1.83	3.61
Basic earnings per share attributable to Vale's shareholders	1.44	1.83	4.05
Diluted earnings per share attributable to Vale's shareholders	$ 1.44	$ 1.83	$ 4.05